Note 31 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Statement Line Items [Line Items]
Trade payables and accruals	$ 1,897	$ 2,825		$ 2,510
Electricity accrual	735	626		4,054
Audit fee	273	370		239
Shareholders for dividend (Non-controlling interest)	208	364		215
Other payables	1,209	582		475
Connemara North - exploration option	300
Financial liabilities	4,622	4,767		7,493
Production and management bonus accrual - Blanket Mine	467	1,092
Other employee benefits	794	546		669
Leave pay	2,098	1,943		1,889
Accruals	683
Non-financial liabilities	4,042	3,581		2,558
Total	$ 8,664	$ 8,348	[1]	$ 10,051	[1]

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.